Annual Total Returns - FidelitySeriesIntrinsicOpportunitiesFund-PRO - FidelitySeriesIntrinsicOpportunitiesFund-PRO - Fidelity Series Intrinsic Opportunities Fund - Fidelity Series Intrinsic Opportunities Fund
Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	7.96%
Annual Return 2015	2.78%
Annual Return 2016	10.99%
Annual Return 2017	24.37%
Annual Return 2018	(7.14%)
Annual Return 2019	17.68%
Annual Return 2020	11.46%
Annual Return 2021	27.63%
Annual Return 2022	(3.50%)
Annual Return 2023	19.67%